NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value
Incremental compensation expenses	$ 3,606	$ 2,060	$ 405
2008 Plan | Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	460,000
Granted (in shares)	4,601,000	1,829,000	244,000
Forfeited (in shares)	(199,000)
Vested (in shares)	(4,202,000)
Outstanding at the end of the period (in shares)	660,000	460,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 5.74
Granted (in dollars per share)	0.47
Forfeited (in dollars per share)	0.56
Vested (in dollars per share)	0.45
Outstanding at the end of the period (in dollars per share)	$ 4.21	$ 5.74
Fair value of shares vested	$ 1,911	$ 972	$ 379
Incremental compensation expenses	1,917	$ 1,995	$ 384
Unrecognized compensation cost	$ 363
Weighted-average period of recognition of unrecognized compensation cost	1 year 3 months 11 days